Loans (Schedule Of Loans By Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 27,658,929	[1]	$ 19,589,520	[1]	$ 17,686,502
Allowance for loan losses	189,555		202,068		210,242	$ 232,448
Total net loans	27,469,374		19,387,452
Restricted And Secured Consumer Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	24,200		35,900
C&I
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	16,057,273		12,148,087		10,436,390
Allowance for loan losses	98,211		89,398		73,637	67,011
Commercial Real Estate Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	4,214,695		2,135,523		1,674,935
Allowance for loan losses	28,427		33,852		25,159	18,574
Consumer Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	6,367,755		4,523,752		4,766,518
Allowance for loan losses	37,371		50,357		80,614	113,011
Permanent Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	399,307		423,125		454,123
Allowance for loan losses	15,565		16,289		18,947	19,122
Credit Card And Other Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	619,899		359,033		354,536
Allowance for loan losses	$ 9,981		$ 12,172		$ 11,885	$ 14,730

[1]	December 31, 2017 and 2016 include $22.7 million and $28.5 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.